Related Parties (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair value of share issued for service				$ 82,000
Accrued consulting fees	71,700		71,500
Chief Financial Officer [Member]
Share issued for service			139,376	122,120
Fair value of share issued for service			40,000	30,000
Accrued consulting fees	69,000		71,500	17,500
Mendel Mochkin [Member]
Share issued for service			47,971	97,698
Fair value of share issued for service			24,000	24,000
Fee paid			44,221	89,935
Accrued consulting fees			0	7,000
Consulting fees forgiven			57,000
Zegal And Ross Capital LLC [Member]
Share issued for service			47,971	42,849
Fair value of share issued for service			24,000	20,000
Fee paid	12,500	0	12,000
Accrued consulting fees	35,500		48,000
Chief Executive Officer [Member]
Fee paid			71,500	17,500
Mr Sternheim CEO [Member]
Fee paid	1,976,716	180,000	93,711	154,943
Accrued consulting fees	0		171,289	25,000
Mr Sternheim CEO [Member] | Consulting Agreement [Member]
Fair value of share issued for service	15,000
Fee paid	$ 61,500